                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-5450
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                      GLOBAL GOVERNMENTS VARIABLE ACCOUNT
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: December 31
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                  Date of reporting period: September 30, 2007
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
ITEM 1. SCHEDULE OF INVESTMENTS.

COMPASS [graphic omitted]

                                          PROFESSIONALLY MANAGED COMBINATION
                                                    FIXED/VARIABLE ANNUITIES
                                                FOR PERSONAL INVESTMENTS AND
                                                  QUALIFIED RETIREMENT PLANS


QUARTERLY PORTFOLIO HOLDINGS o SEPTEMBER 30, 2007

Global Governments Variable Account

                                                                   Issued by
                                 Sun Life Assurance Company of Canada (U.S.)
                                                A Wholly Owned Subsidiary of
                                    Sun Life of Canada (U.S.) Holdings, Inc.

PORTFOLIO OF INVESTMENTS    9/30/07 (Unaudited)

Global Governments Variable Account

ISSUER                                                                                             SHARES/PAR        VALUE ($)

BONDS - 94.3%

FOREIGN BONDS - 73.1%

AUSTRIA - 4.0%
Republic of Austria, 5%, 2012 (z)                                                              EUR     239,000     $      351,989
                                                                                                                   --------------
BELGIUM - 5.3%
Kingdom of Belgium, 3.75%, 2009                                                                EUR     149,000     $      211,690
Kingdom of Belgium, 5.5%, 2017                                                                 EUR     162,000            249,700
                                                                                                                   --------------
                                                                                                                   $      461,390
                                                                                                                   --------------
CANADA - 6.1%
Bayview Commercial Asset Trust, FRN, 4.85%, 2023 (n)                                           CAD      30,000     $       28,522
Canada Housing Trust, 4.6%, 2011                                                               CAD      51,000             51,685
Government of Canada, 4.5%, 2015                                                               CAD      68,000             69,219
Government of Canada, 5.75%, 2033                                                              CAD      16,000             19,241
Quebec Province, 1.6%, 2013                                                                    JPY  42,000,000            368,857
                                                                                                                   --------------
                                                                                                                   $      537,524
                                                                                                                   --------------
DENMARK - 1.1%
Kingdom of Denmark, 4%, 2015                                                                   DKK     519,000     $       96,911
                                                                                                                   --------------
FINLAND - 1.8%
Republic of Finland, 5.375%, 2013                                                              EUR     108,000     $      162,626
                                                                                                                   --------------
FRANCE - 5.2%
Republic of France, 6%, 2025                                                                   EUR     203,000     $      338,197
Republic of France, 4.75%, 2035                                                                EUR      79,000            114,322
                                                                                                                   --------------
                                                                                                                   $      452,519
                                                                                                                   --------------
GERMANY - 9.4%
Federal Republic of Germany, 5.25%, 2010                                                       EUR     168,000     $      246,733
Federal Republic of Germany, 3.75%, 2015                                                       EUR      96,000            132,658
Federal Republic of Germany, 6.25%, 2030                                                       EUR     209,000            364,615
KfW Bankengruppe, 1.35%, 2014                                                                  JPY   9,000,000             78,261
                                                                                                                   --------------
                                                                                                                   $      822,267
                                                                                                                   --------------
IRELAND - 2.0%
Republic of Ireland, 4.6%, 2016                                                                EUR     124,000     $      179,256
                                                                                                                   --------------
JAPAN - 17.8%
Development Bank of Japan, 1.75%, 2010                                                         JPY   7,000,000     $       62,120
Development Bank of Japan, 1.4%, 2012                                                          JPY  45,000,000            393,950
Development Bank of Japan, 1.6%, 2014                                                          JPY  40,000,000            353,086
Development Bank of Japan, 1.05%, 2023                                                         JPY  52,000,000            392,499
Development Bank of Japan, 2.3%, 2026                                                          JPY  10,000,000             88,327
Japan Finance Corp. for Municipal Enterprises, 2%, 2016                                        JPY  30,000,000            270,039
                                                                                                                   --------------
                                                                                                                   $    1,560,021
                                                                                                                   --------------
MALAYSIA - 1.4%
Petronas Capital Ltd., 7.875%, 2022                                                                $   100,000     $      120,061
                                                                                                                   --------------
MEXICO - 1.1%
Pemex Project Funding Master Trust, 8.625%, 2022                                                   $    23,000     $       28,369
United Mexican States, 5.625%, 2017                                                                      6,000              5,982
United Mexican States, 6.75%, 2034                                                                      60,000             65,250
                                                                                                                   --------------
                                                                                                                   $       99,601
                                                                                                                   --------------
NETHERLANDS - 2.1%
Kingdom of Netherlands, 3.75%, 2014                                                            EUR     133,000     $      183,908
                                                                                                                   --------------
NORWAY - 1.6%
Eksportfinans A.S.A., 1.6%, 2014                                                               JPY  16,000,000     $      140,374
                                                                                                                   --------------
RUSSIA - 0.6%
Gazprom International S.A., 7.201%, 2020                                                           $    48,946     $       49,864
                                                                                                                   --------------
SPAIN - 5.9%
Kingdom of Spain, 5.35%, 2011                                                                  EUR     350,000     $      520,206
                                                                                                                   --------------
SWEDEN - 0.6%
Kingdom of Sweden, 4.5%, 2015                                                                  SEK     330,000     $       51,938
                                                                                                                   --------------
UNITED KINGDOM - 7.1%
United Kingdom Treasury, 9%, 2011                                                              GBP      38,000     $       88,122
United Kingdom Treasury, 8%, 2015                                                              GBP     103,000            251,503
United Kingdom Treasury, 8%, 2021                                                              GBP      44,000            116,745
United Kingdom Treasury, 4.25%, 2036                                                           GBP      88,000            169,960
                                                                                                                   --------------
                                                                                                                   $      626,330
                                                                                                                   --------------
Total Foreign Bonds                                                                                                $    6,416,785
                                                                                                                   --------------

U.S. BONDS - 21.2%

ASSET BACKED & SECURITIZED - 7.7%
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.648%, 2048                                    $   100,000     $       99,046
Commercial Mortgage Asset Trust, FRN, 1.121%, 2032 (i)(n)                                            1,369,302             45,582
Commercial Mortgage Pass-Through Certificates, FRN, 5.942%, 2017 (n)                                    59,000             58,877
Commercial Mortgage Pass-Through Certificates, FRN, 5.952%, 2017 (n)                                   100,000             99,556
Credit Suisse Commercial Mortgage Trust, 5.509%, 2039                                                   23,010             22,538
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                                                  1,472              1,469
First Union National Bank Commercial Mortgage Trust, FRN, 1.219%, 2043 (i)(n)                        1,576,136             41,540
IMPAC CMB Trust, FRN, 5.481%, 2036                                                                      90,338             87,964
JPMorgan Chase Commercial Mortgage Securities Corp., 5.44%, 2045                                        19,156             18,680
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.379%, 2041                                  55,952             55,437
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.386%, 2044                                  30,000             29,306
Lehman Brothers Floating Rate Commercial Mortgage Trust, FRN, 5.912%, 2018 (n)                          17,580             17,572
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.204%, 2049                                  50,000             47,950
Wachovia Bank Commercial Mortgage Trust, FRN, 5.922%, 2045                                              30,000             29,999
Wachovia Bank Commercial Mortgage Trust, FRN, 5.591%, 2047                                              20,000             19,604
                                                                                                                   --------------
                                                                                                                   $      675,120
                                                                                                                   --------------
MORTGAGE BACKED - 1.1%
Fannie Mae, 5.369%, 2013                                                                           $    24,555     $       24,747
Fannie Mae, 4.78%, 2015                                                                                 24,257             23,514
Fannie Mae, 5.423%, 2016                                                                                24,553             24,500
Fannie Mae, 5.09%, 2016                                                                                 25,000             24,563
                                                                                                                   --------------
                                                                                                                   $       97,324
                                                                                                                   --------------
U.S. GOVERNMENT AGENCIES - 2.3%
Aid-Egypt, 4.45%, 2015                                                                             $    49,000     $       47,530
Small Business Administration, 4.57%, 2025                                                              43,533             41,725
Small Business Administration, 5.21%, 2026                                                             110,173            109,924
                                                                                                                   --------------
                                                                                                                   $      199,179
                                                                                                                   --------------
U.S. TREASURY OBLIGATIONS - 10.1%
U.S. Treasury Bonds, 8%, 2021                                                                      $    57,000     $       75,178
U.S. Treasury Bonds, 4.75%, 2037                                                                        19,000             18,737
U.S. Treasury Notes, 3.125%, 2008                                                                        1,000                991
U.S. Treasury Notes, 4%, 2010                                                                          187,000            187,015
U.S. Treasury Notes, 4.75%, 2012                                                                       198,000            202,532
U.S. Treasury Notes, 4%, 2015                                                                          285,000            277,274
U.S. Treasury Notes, TIPS, 2%, 2014                                                                    131,898            130,002
                                                                                                                   $      891,729
                                                                                                                   --------------
Total U.S. Bonds                                                                                                   $    1,863,352
                                                                                                                   --------------
   TOTAL BONDS                                                                                                     $    8,280,137
                                                                                                                   --------------

                                                                                                     NUMBER OF
ISSUER/EXPIRATION/STRIKE PRICE                                                                       CONTRACTS          VALUE ($)

CALL OPTIONS PURCHASED - 0.0%
U.S. Treasury Notes 10yr - October 2007 @ 109                                                      $         1     $          844
                                                                                                                   --------------

ISSUER                                                                                              SHARES/PAR          VALUE ($)

SHORT-TERM OBLIGATIONS - 0.1%
Federal Home Loan Bank, 4%, due 10/01/07 (y)                                                       $     8,000     $        8,000
                                                                                                                   --------------
REPURCHASE AGREEMENTS - 4.5%
Merrill Lynch, 5.1%, dated 9/28/07, due 10/01/07, total to be received $391,166
(secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed
securities in a jointly traded account)                                                            $   391,000     $      391,000
                                                                                                                   --------------
   TOTAL INVESTMENTS(k)                                                                                            $    8,679,981
                                                                                                                   --------------
OTHER ASSETS, LESS LIABILITIES - 1.1%                                                                                      95,538
                                                                                                                   --------------
   NET ASSETS - 100.0%                                                                                             $    8,775,519
                                                                                                                   --------------

(i) Interest only security for which the variable account receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of September 30, 2007, the variable account held securities fair valued in accordance with the policies adopted by the
    Board of Trustees, aggregating $8,001,915 and 92.19% of market value. An independent pricing service provided an evaluated bid for 90.80% of the market value.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $291,649 representing 3.3% of net assets.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The variable account holds the following restricted securities:


                                         ACQUISITION                ACQUISITION            CURRENT          TOTAL % OF
RESTRICTED SECURITIES                        DATE                       COST             MARKET VALUE        NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
Republic of Austria, 5%, 2012           11/07/02 - 9/05/07            $326,975             $351,989             4.0%

The following abbreviations are used in this report and are defined:

FRN          Floating Rate Note.  Interest rate resets periodically and may not be the rate reported at period end.
TIPS         Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar.  All amounts are stated in U.S.
dollars unless otherwise indicated. A list of abbreviations is shown below:

      AUD      Australian Dollar
      BRL      Brazilian Real
      CAD      Canadian Dollar
      CHF      Swiss Franc
      CLP      Chilean Peso
      DKK      Danish Krone
      EUR      Euro
      GBP      British Pound
      IDR      Indonesian Rupiah
      JPY      Japanese Yen
      MXN      Mexican Peso
      MYR      Malaysian Ringgit
      NOK      Norwegian Krone
      NZD      New Zealand Dollar
      PHP      Philippine Peso
      PLN      Polish Zloty
      RUB      Russian Ruble
      SEK      Swedish Krona
      SGD      Singapore Dollar
      TRY      Turkish Lira

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

GLOBAL GOVERNMENTS VARIABLE ACCOUNT

SUPPLEMENTAL INFORMATION (UNAUDITED) 9/30/07

(1) FINANCIAL INSTRUMENTS

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS AT 9/30/07

                                                                                                           NET UNREALIZED
                            CONTRACTS TO   SETTLEMENT                                     CONTRACTS        APPRECIATION
TYPE             CURRENCY   DELIVER/RECEIVEDATE RANGE            IN EXCHANGE FOR          AT VALUE         (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------
APPRECIATION
------------
Buy              AUD           38,921         11/19/07                 $  32,731         $   34,508           $  1,777
Buy              BRL           24,181         10/22/07                    12,910             13,156                246
Buy              CAD           29,344         11/13/07                    28,874             29,546                672
Buy              CHF           87,671         10/04/07                    73,633             75,381              1,748
Buy              CLP        6,619,741         10/26/07                    12,910             12,954                 44
Buy              EUR          701,188   11/19/07 - 12/19/07              976,175          1,001,846             25,671
Buy              GBP           71,033   12/14/07 - 12/19/07              142,322            145,026              2,704
Buy              JPY       79,059,004         11/13/07                   689,700            692,961              3,261
Sell             JPY        5,787,439         11/13/07                    51,406             50,728                678
Buy              MXN          248,475         12/18/07                    22,394             22,605                211
Buy              MYR           46,050         10/24/07                    13,418             13,529                111
Buy              NOK          325,319   10/09/07 - 12/14/07               57,135             60,327              3,192
Buy              NZD           31,534         11/19/07                    22,962             23,811                849
Buy              PHP          606,492         10/24/07                    13,418             13,448                 30
Buy              PLN           71,872         11/30/07                    26,897             27,237                340
Buy              RUB          323,628         10/25/07                    12,910             12,995                 85
Buy              SEK          589,506         11/13/07                    87,131             91,695              4,564
Buy              SGD           20,441   10/04/07 - 10/24/07               13,651             13,781                130
Sell             SGD              354         10/04/07                       238                238                  -
Buy              TRY           15,964         10/17/07                    12,910             13,117                207
                                                                                                              --------
                                                                                                              $ 46,520
                                                                                                              ========

DEPRECIATION
------------
Sell             CAD           15,806         10/10/07                 $  14,999         $   15,908           $   (909)
Sell             CHF           36,151         10/04/07                    30,000             31,083             (1,083)
Sell             DKK          190,113         10/10/07                    35,293             36,402             (1,109)
Sell             EUR          583,768   12/14/07 - 12/19/07              814,569            834,289            (19,720)
Sell             GBP          123,360         12/14/07                   248,951            251,887             (2,936)
Buy              IDR      122,438,885         10/24/07                    13,418             13,354                (64)
Sell             JPY       21,955,603         11/13/07                   190,718            192,443             (1,725)
Sell             NOK          201,080         10/09/07                    35,000             37,296             (2,296)
Sell             NZD           31,534         11/19/07                    22,350             23,811             (1,461)
Sell             SEK          336,514         11/13/07                    51,703             52,343               (640)
                                                                                                              --------
                                                                                                              $(31,943)
                                                                                                              ========

At September 30, 2007, the variable account had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(2) COUNTRY WEIGHTINGS

Country weighting percentages of portfolio holdings based on total net assets as of September 30, 2007, are as follows:

----------------------------------
United States                25.6%
----------------------------------
Japan                        17.9%
----------------------------------
Germany                       9.6%
----------------------------------
Great Britain                 7.3%
----------------------------------
Spain                         6.2%
----------------------------------
Canada                        6.2%
----------------------------------
France                        5.4%
----------------------------------
Belgium                       5.3%
----------------------------------
Austria                       4.1%
----------------------------------
Other Countries              12.4%
----------------------------------

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: GLOBAL GOVERNMENTS VARIABLE ACCOUNT
            --------------------------------------------------------------------

By (Signature and Title)* MARIA F. DWYER
                          ------------------------------------------------------
                          Maria F. Dwyer, President

Date: November 15, 2007
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* MARIA F. DWYER
                          ------------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: November 15, 2007
      -----------------


By (Signature and Title)* TRACY ATKINSON
                          ------------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 15, 2007
      -----------------


* Print name and title of each signing officer under his or her signature.